Trade and other receivables- Schedule of trade and other receivables (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Sales tax recoverable	$ 2,033,535	$ 982,663
Rent receivable	12,990	8,325
Other	23,530	0
Total trade and other receivables	$ 2,070,055	$ 990,988